Concentrations (Tables)	12 Months Ended
Dec. 31, 2016
Concentrations [Abstract]
Schedule Of Revenue By Geographic Location

	Year Ended
	December 31,
	2016	2015

North and South America	$12,664	$16,182
Europe, Middle East, and Africa	7,293	6,950
Asia Pacific	1,440	2,010
Total	$21,397	$25,142

	Year Ended
	December 31,
	2016	2015

Domestic	58%	63%
International	42%	37%